Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP: 58-1111076 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 330,654,577
EBP, Asset Held for Investment	$ 336,743,608
Entity Tax Identification Number	58-1456434
EBP, Plan Number	002
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: AMERICAN CENTURY INVESTMENT MANAGEMENT - AMERICAN CENTURY MID-CAP VAL R6 Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,319,897
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: AmerisBancorpEmployerSecurityMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,978,863
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: CAPITAL RESEARCH AND MGNT CO - AMERICAN FUNDS NEWPRSP R6 FND Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,208,580
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: CAPITAL RESEARCH AND MGNT CO - AMERICAN FUNDS NEWWORLD R6 Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,362,107
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: JP MORGAN INVESTMENT MGMT INC JP MORGAN LARGE CAP GROWTH R6 FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,420,124
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: JP MORGAN INVESTMENT MGMT INC JP MORGAN MID CAP GROWTH R6 FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,191,237
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MASSMUTUAL - MASSMUTUAL PREM IN-PRO & INC I Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,455,201
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MFS INVESTMENT MANAGEMENT - MFS INTERNATIONAL GROWTH R6 FUND Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,883,747
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2015 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,885,346
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2020 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,361,411
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2025 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,669,158
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2030 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 32,572,742
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2035 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,231,092
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2040 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,038,280
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2045 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,981,956
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2050 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,036,430
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2055 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,058,980
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2060 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,484,997
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2065 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,148,264
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM 2070 SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 835,774
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: MULTIPLE SUB-ADVISORS-PRINCIPAL LIFETM STR INC SEP ACCT Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,547,727
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: NOTES RECEIVABLE FROM PARTICIPANTS Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 0
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 6,089,031
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: PGIM INVESTMENTS, LLC - PGIM TOTAL RET BOND R6 FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,336,563
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: POOLED SEPARATE ACCOUNTS PRIN SMCAP GROWTH I SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,752,755
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: POOLED SEPARATE ACCOUNTS PRIN SMCAP VALUE II SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,050,530
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: PRINCIPAL GUARANTEED OPTION Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,917,631
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: PUTNAM INVESTMENTS - PUTNAM LARGE CAP VALUE R6 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,807,808
Investment, Identifier [Axis]: REGISTERED INVESTMENT COMPANY PUTNAM LARGE CAP VALUE R6 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: VANGUARD GROUP - VANGUARD 500 INDEX ADMIRAL FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,546,880
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: VANGUARD GROUP - VANGUARD MID CAP INDEX ADM FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,817,729
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: VANGUARD GROUP - VANGUARD SM CAP INDEX ADM FUND Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,454,628
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: VANGUARD GROUP - VANGUARD TTL BD MKT IDX ADM FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,905,953
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]
Investment, Identifier [Axis]: VANGUARD GROUP-VANGUARD DEV MKTS INDEX ADM FD Member
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,392,187
EBP, Investment, Current Value, Type [Extensible Enumeration]
EBP, Investment, Issuer Name [Extensible Enumeration]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]